Risk Management - Summary of Sensitivity Analysis for Actuarial Assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase	₩ 27,495	₩ 25,649
1% Decrease	27,495	25,649
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase	321,930	466,832
1% Decrease	(283,658)	(407,554)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% Increase	(289,229)	(422,290)
1% Decrease	₩ 337,033	₩ 499,571